SEGMENT FINANCIAL DATA	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT FINANCIAL DATA	SEGMENT FINANCIAL DATA
Honeywell globally manages its business operations through four reportable business segments. Segment information is consistent with how the Chairman and Chief Executive Officer, who is the Company's chief operating decision maker, and management reviews the businesses, makes investing and resource allocation decisions, and assesses operating performance.
Honeywell’s senior management evaluates segment performance based on segment profit. Each segment’s profit is measured as segment income (loss) before taxes excluding general corporate unallocated expense, interest and other financial charges, interest income, amortization of acquisition-related intangibles, certain acquisition- and divestiture-related costs, impairment of goodwill, impairment of assets held for sale, stock compensation expense, pension and other postretirement income (expense), repositioning and other (gains) charges, and other items within Other (income) expense.
Effective during the first quarter of 2026, the Company realigned certain of its business units comprising the Industrial Automation and Energy and Sustainability Solutions reportable business segments. This realignment formed a new reportable business segment, Process Automation and Technology, and resulted in a new composition of the Industrial Automation reportable business segment. Process Automation and Technology is comprised of UOP, which was previously in Energy and Sustainability Solutions, and the core portion of the Process Solutions business, which was previously in Industrial Automation. The new composition of Industrial Automation will continue to include the smart energy, thermal solutions, and process measurement and control businesses, previously included in the Process Solutions business, as well as the Sensing and Safety Technologies, Warehouse and Workflow Solutions, and Productivity Solutions and Services businesses. Following the realignment, the Company's reportable business segments are Aerospace Technologies, Building Automation, Process Automation and Technology, and Industrial Automation. The realignment had no impact on the Company's historical consolidated financial position, results of operations, or cash flows. Prior period amounts have been recast.

Year Ended December 31, 2025	Aerospace Technologies	Building Automation	Process Automation and Technology	Industrial Automation	Corporate and All Other	Total Honeywell
Net sales
Products	$9,943	$5,357	$4,131	$5,084	$—	$24,515
Services	7,567	2,010	2,306	1,014	30	12,927
Total Net sales	17,510	7,367	6,437	6,098	30	37,442
Less
Cost of products and services sold	11,282	3,832	3,556	3,809
Selling, general and administrative expenses	737	1,110	835	857
Other segment items[1]	1,207	472	504	539
Total Segment profit	$4,284	$1,953	$1,542	$893	$(545)	$8,127

Depreciation and amortization	$380	$242	$342	$227	$197	$1,388
Capital expenditures	404	108	198	149	127	986

1
For each reportable segment, the other segment items category includes research and development expenses, equity income of affiliated companies and certain allocated overhead expenses, which are comprised of salaries and fringe benefits, professional & purchased services, and other indirect spend across core corporate functions such as central IT, corporate finance, human resources, supply chain, legal, government relations, and other corporate functions.

Year Ended December 31, 2024	Aerospace Technologies	Building Automation	Process Automation and Technology	Industrial Automation	Corporate and All Other	Total Honeywell
Net sales
Products	$8,509	$4,800	$3,656	$5,876	$—	$22,841
Services	6,949	1,740	2,263	900	24	11,876
Total Net sales	15,458	6,540	5,919	6,776	24	34,717
Less
Cost of products and services sold	9,781	3,482	3,205	4,239
Selling, general and administrative expenses	645	954	868	794
Other segment items	1,044	423	382	630
Total Segment profit	$3,988	$1,681	$1,464	$1,113	$(579)	$7,667

Depreciation and amortization	$299	$198	$209	$257	$190	$1,153
Capital expenditures	371	78	140	154	128	871

Year Ended December 31, 2023	Aerospace Technologies	Building Automation	Process Automation and Technology	Industrial Automation	Corporate and All Other	Total Honeywell
Net sales
Products	$7,316	$4,599	$3,465	$6,965	$—	$22,345
Services	6,308	1,432	2,218	694	12	10,664
Total Net sales	13,624	6,031	5,683	7,659	12	33,009
Less
Cost of products and services sold	8,362	3,240	3,220	4,758
Selling, general and administrative expenses	538	884	725	867
Other segment items	964	378	348	646
Total Segment profit	$3,760	$1,529	$1,390	$1,388	$(504)	$7,563

Depreciation and amortization	$267	$107	$170	$297	$163	$1,004
Capital expenditures	310	79	131	139	82	741

	December 31, 2025	December 31, 2024
Aerospace Technologies	$17,920	$16,966
Building Automation	10,883	11,438
Process Automation and Technology	17,572	14,546
Industrial Automation	10,712	11,840
Corporate and All Other	16,594	15,375
Total assets	$73,681	$70,165
A reconciliation of segment profit to consolidated income before taxes are as follows:

	Years Ended December 31,
	2025	2024	2023
Segment profit	$8,127	$7,667	$7,563
Interest and other financial charges	(1,344)	(1,048)	(749)
Interest income[1]	369	430	321
Amortization of acquisition-related intangibles[2]	(570)	(411)	(290)
Impairment of goodwill	(724)	—	—
Impairment of assets held for sale	(270)	(219)	—
Stock compensation expense[3]	(196)	(189)	(197)
Pension ongoing income[4]	544	591	532
Pension mark-to-market expense[4]	(163)	(126)	(153)
Other postretirement income[4]	15	11	29
Repositioning and other gains (charges)[5]	167	(239)	(844)
Other expense[6]	(479)	(223)	(21)
Income before taxes	$5,476	$6,244	$6,191

1	Amounts included in Other (income) expense.
2	Amounts included in Cost of products and services sold.
3	Amounts included in Selling, general and administrative expenses.
4
Amounts included in Cost of products and services sold (service cost component), Selling, general and administrative expenses (service cost component), Research and development expenses (service cost component), and Other (income) expense (non-service cost component).

5	Amounts included in Cost of products and services sold, Selling, general and administrative expenses, and Other (income) expense.
6	Amounts include the other components of Other (income) expense not included within other categories in this reconciliation. Equity income of affiliated companies is included in segment profit.